Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	bvsfi_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock iShares® Alternative Strategies V.I. Fund
(the "Fund")

Supplement dated June 30, 2014 to the
Prospectus, dated April 30, 2014

Effective on or about August 29, 2014, the following changes are made to the Fund's Prospectus:

The section of the Prospectus captioned "Fund Overview — Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the "Contract") prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.37%	0.37%
Other Expenses of the Subsidiary [3]	—	—
Acquired Fund Fees and Expenses[2]	0.50%	0.50%
Total Annual Fund Operating Expenses[2]	1.12%	1.37%
Fee Waivers and/or Expense Reimbursements[4]	—	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.12%	1.37%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund's direct investments in fixed-income and equity securities and instruments, including exchange-traded funds ("ETFs") advised by BlackRock Fund Advisors, LLC ("BFA") or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund's investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates (the "mutual funds").
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's first full fiscal year.
[3]	The BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd. (the "Subsidiary") is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
[4]	As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% (for Class I Shares) and 1.00% (for Class III Shares) of average daily net assets until May 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years
Class I Shares	$114	$356
Class III Shares	$139	$434

The section of the Prospectus captioned "Fund Overview — Principal Investment Strategies of the Fund" is amended to add the following:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in underlying ETFs that primarily invest in commodities, commodity-related instruments and other derivatives. The Fund may gain this exposure to commodity markets by investing up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in underlying ETFs that primarily invest in commodities, commodity related-instruments and other derivatives.

The section of the Prospectus captioned "Fund Overview — Principal Risks of Investing in the Fund — Other Principal Risks of Investing in the Fund and/or an Underlying ETF" is amended to add the following:

  Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see "Commodity Risk" and "Precious Metal Related Securities Risks" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund.

  In 2011, the Internal Revenue Service suspended the granting of private letter rulings that concluded that the income and gain generated by a registered investment company's investments in commodity-linked notes, and the income generated from investments in controlled foreign subsidiaries that invest in physical commodities and/or commodity-linked derivative instruments, would be "qualifying income" for regulated investment company qualification purposes. As a result, there can be no assurance that the Internal Revenue Service will treat such income and gain as "qualifying income." If the Internal Revenue Service makes an adverse determination relating to the treatment of such income and gain, the Fund will likely need to change its investment strategies, which could adversely affect the Fund.

BlackRock iShares(R) Alternative Strategies V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bvsfi_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock iShares® Alternative Strategies V.I. Fund
(the "Fund")

Supplement dated June 30, 2014 to the
Prospectus, dated April 30, 2014

Effective on or about August 29, 2014, the following changes are made to the Fund's Prospectus:

The section of the Prospectus captioned "Fund Overview — Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the "Contract") prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.37%	0.37%
Other Expenses of the Subsidiary [3]	—	—
Acquired Fund Fees and Expenses[2]	0.50%	0.50%
Total Annual Fund Operating Expenses[2]	1.12%	1.37%
Fee Waivers and/or Expense Reimbursements[4]	—	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.12%	1.37%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund's direct investments in fixed-income and equity securities and instruments, including exchange-traded funds ("ETFs") advised by BlackRock Fund Advisors, LLC ("BFA") or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund's investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates (the "mutual funds").
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's first full fiscal year.
[3]	The BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd. (the "Subsidiary") is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
[4]	As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% (for Class I Shares) and 1.00% (for Class III Shares) of average daily net assets until May 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years
Class I Shares	$114	$356
Class III Shares	$139	$434

The section of the Prospectus captioned "Fund Overview — Principal Investment Strategies of the Fund" is amended to add the following:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in underlying ETFs that primarily invest in commodities, commodity-related instruments and other derivatives. The Fund may gain this exposure to commodity markets by investing up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in underlying ETFs that primarily invest in commodities, commodity related-instruments and other derivatives.

The section of the Prospectus captioned "Fund Overview — Principal Risks of Investing in the Fund — Other Principal Risks of Investing in the Fund and/or an Underlying ETF" is amended to add the following:

  Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see "Commodity Risk" and "Precious Metal Related Securities Risks" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund.

  In 2011, the Internal Revenue Service suspended the granting of private letter rulings that concluded that the income and gain generated by a registered investment company's investments in commodity-linked notes, and the income generated from investments in controlled foreign subsidiaries that invest in physical commodities and/or commodity-linked derivative instruments, would be "qualifying income" for regulated investment company qualification purposes. As a result, there can be no assurance that the Internal Revenue Service will treat such income and gain as "qualifying income." If the Internal Revenue Service makes an adverse determination relating to the treatment of such income and gain, the Fund will likely need to change its investment strategies, which could adversely affect the Fund.